Schedule of anti-dilutive weighted average shares (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Convertible loan notes – assuming all loan notes are converted to equity	856,253	33,768
2021 Share Option Scheme	7,934	52,305
Warrants in issue	7,083,037	318,443
Dilutive effect securities	7,947,224	404,516